SoFi Next 500 ETF

Schedule of Investments

November 30, 2024 (Unaudited)

COMMON STOCKS - 93.9%	Shares	Value
Advertising - 0.2%
The Interpublic Group of Companies, Inc. (a)	6,932	$213,575

Aerospace & Defense - 0.9%
Curtiss-Wright Corp.	792	295,915
HEICO Corp.	1,629	445,320
Hexcel Corp.	1,866	118,286
Leonardo DRS, Inc. (b)	4,811	167,278
		1,026,799

Agriculture - 0.1%
Darling Ingredients, Inc. (b)	2,838	115,024

Airlines - 0.7%
Alaska Air Group, Inc. (b)	5,192	273,099
American Airlines Group, Inc. (b)	34,856	506,109
		779,208

Apparel - 1.0%
Capri Holdings Ltd. (b)	2,105	49,278
Columbia Sportswear Co. (a)	942	82,180
Crocs, Inc. (a)(b)	1,297	136,963
PVH Corp.	1,608	174,259
Ralph Lauren Corp. - Class A	738	170,773
Skechers U.S.A., Inc. - Class A (b)	2,490	158,912
Tapestry, Inc. (a)	4,476	278,765
VF Corp. (a)	5,008	101,312
		1,152,442

Auto Manufacturers - 0.5%
Lucid Group, Inc. (a)(b)	30,970	67,514
Rivian Automotive, Inc. - Class A (a)(b)	41,555	508,218
		575,732

Auto Parts & Equipment - 0.6%
Allison Transmission Holdings, Inc.	1,995	236,408
BorgWarner, Inc.	3,550	121,836
Gentex Corp.	5,840	178,470
Lear Corp. (a)	1,577	154,294
		691,008

Banks - 5.7%
Bank OZK	4,722	235,958
BOK Financial Corp.	2,091	248,557
Cadence Bank	10,285	392,784
Columbia Banking System, Inc. (a)	9,077	281,478
Comerica, Inc.	3,956	285,821
Commerce Bancshares, Inc.	3,345	246,694
Cullen/Frost Bankers, Inc. (a)	1,986	279,271
East West Bancorp, Inc. (a)	4,970	545,110
First Financial Bankshares, Inc.	2,966	123,623
First Horizon Corp.	16,467	347,948
Glacier Bancorp, Inc. (a)	2,515	145,593
Home BancShares, Inc.	5,345	169,757
Old National Bancorp	10,499	243,157

Pinnacle Financial Partners, Inc. (a)	3,100	394,041
Prosperity Bancshares, Inc.	2,456	205,641
SouthState Corp. (a)	2,055	227,468
Synovus Financial Corp.	4,310	245,972
United Bankshares, Inc.	3,815	161,260
Valley National Bancorp	17,625	187,530
Webster Financial Corp.	6,530	403,423
Western Alliance Bancorp (a)	3,328	311,534
Wintrust Financial Corp.	2,456	338,952
Zions Bancorp N.A.	4,215	255,092
		6,276,664

Beverages - 1.1%
Celsius Holdings, Inc. (a)(b)	12,827	364,928
Molson Coors Beverage Co. - Class B (a)	11,514	714,559
National Beverage Corp.	1,869	92,310
		1,171,797

Biotechnology - 2.3%
Apellis Pharmaceuticals, Inc. (b)	5,999	203,546
Bio-Rad Laboratories, Inc. - Class A (a)(b)	588	200,232
Blueprint Medicines Corp. (b)	1,458	140,522
Cytokinetics, Inc. (a)(b)	1,280	66,381
Exelixis, Inc. (b)	7,671	279,685
Halozyme Therapeutics, Inc. (b)	3,526	169,953
Intra-Cellular Therapies, Inc. (b)	5,025	430,391
Ionis Pharmaceuticals, Inc. (b)	3,358	119,981
REVOLUTION Medicines, Inc. (b)	1,667	96,436
Sarepta Therapeutics, Inc. (b)	2,971	396,153
United Therapeutics Corp. (b)	1,114	412,726
		2,516,006

Building Materials - 3.1%
AAON, Inc. (a)	2,362	322,035
Armstrong World Industries, Inc.	865	138,253
Boise Cascade Co.	582	85,903
Eagle Materials, Inc.	668	206,359
Fortune Brands Innovations, Inc.	2,297	179,855
Knife River Corp. (b)	1,333	137,966
Lennox International, Inc. (a)	718	478,999
Louisiana-Pacific Corp.	890	105,198
MDU Resources Group, Inc. (a)	2,527	50,641
Mohawk Industries, Inc. (b)	662	91,905
Owens Corning	1,477	303,701
Simpson Manufacturing Co., Inc.	823	155,053
SPX Technologies, Inc. (a)(b)	2,463	434,572
Summit Materials, Inc. - Class A (b)	3,636	185,218
The AZEK Co., Inc. (b)	4,861	258,216
Trex Co., Inc. (b)	1,953	146,534
UFP Industries, Inc.	810	110,079
		3,390,487

Chemicals - 1.2%
Ashland, Inc. (a)	807	62,995
Axalta Coating Systems Ltd. (b)	4,576	185,145
Balchem Corp.	568	102,535
Cabot Corp.	913	100,083
Element Solutions, Inc.	4,669	133,907
FMC Corp.	1,799	106,303
Huntsman Corp.	5,876	115,052

NewMarket Corp.	190	101,376
Olin Corp.	1,551	66,057
RPM International, Inc.	2,432	337,513
The Chemours Co.	2,625	57,068
		1,368,034

Commercial Services - 4.3%
ADT, Inc. (a)	31,095	236,944
Affirm Holdings, Inc. - Class A (b)	6,792	475,508
Alight, Inc. - Class A (b)	6,210	49,680
API Group Corp. (b)	8,274	312,592
Avis Budget Group, Inc. (a)	603	65,769
Bright Horizons Family Solutions, Inc. (b)	1,603	185,355
Dun & Bradstreet Holdings, Inc. (a)	13,403	170,218
Euronet Worldwide, Inc. (b)	947	99,558
FTI Consulting, Inc. (b)	763	154,523
GXO Logistics, Inc. (b)	2,637	160,409
H&R Block, Inc. (a)	2,546	150,927
Insperity, Inc.	715	56,378
MarketAxess Holdings, Inc.	710	183,670
Morningstar, Inc.	1,265	448,000
Paylocity Holding Corp. (b)	2,030	421,306
Robert Half, Inc. (a)	1,575	117,511
Service Corp. International (a)	2,472	218,994
Toast, Inc. - Class A (b)	14,945	650,705
TriNet Group, Inc.	1,132	105,763
Valvoline, Inc. (b)	1,515	60,160
WEX, Inc. (b)	1,212	228,656
WillScot Holdings Corp. (a)(b)	4,334	165,732
		4,718,358

Computers - 2.4%
Amdocs Ltd.	2,377	206,133
ASGN, Inc. (b)	740	67,747
CACI International, Inc. - Class A (b)	429	197,288
DXC Technology Co. (b)	3,058	68,805
ExlService Holdings, Inc. (b)	3,932	182,288
Insight Enterprises, Inc. (b)	548	85,735
KBR, Inc.	2,154	131,028
Maximus, Inc.	1,224	91,188
Parsons Corp. (b)	3,379	324,080
Pure Storage, Inc. - Class A (b)	14,684	778,105
Qualys, Inc. (b)	866	133,018
Science Applications International Corp.	923	114,683
Tenable Holdings, Inc. (b)	3,784	158,852
Varonis Systems, Inc. (b)	2,572	128,497
		2,667,447

Cosmetics & Personal Care - 0.9%
Coty, Inc. - Class A (a)(b)	25,035	185,009
elf Beauty, Inc. (a)(b)	3,196	413,946
Interparfums, Inc.	878	120,865
Perrigo Co. PLC	7,950	226,893
		946,713

Distribution & Wholesale - 0.9%
Core & Main, Inc. - Class A (a)(b)	3,444	167,206
Pool Corp. (a)	593	223,615
SiteOne Landscape Supply, Inc. (a)(b)	936	143,442
Watsco, Inc. (a)	543	299,519

WESCO International, Inc.	925	195,702
		1,029,484

Diversified Financial Services - 5.8%
Affiliated Managers Group, Inc.	474	88,894
Air Lease Corp.	5,535	281,731
Ally Financial, Inc.	7,319	292,614
Blue Owl Capital, Inc. - Class A (a)	45,429	1,078,030
Credit Acceptance Corp. (a)(b)	240	119,448
Enact Holdings, Inc.	2,911	102,496
Evercore, Inc. - Class A (a)	622	191,514
FTAI Aviation Ltd.	5,358	904,538
Houlihan Lokey, Inc. - Class A (a)	943	178,312
Interactive Brokers Group, Inc. - Class A	4,749	907,486
Invesco Ltd.	20,667	373,866
Jefferies Financial Group, Inc. (a)	4,333	342,914
Mr Cooper Group, Inc. (b)	861	84,955
OneMain Holdings, Inc.	2,133	122,328
Radian Group, Inc.	2,659	95,166
SEI Investments Co.	2,340	193,354
SLM Corp. (a)	5,927	162,281
Stifel Financial Corp.	2,125	246,075
The Western Union Co.	5,645	62,151
Tradeweb Markets, Inc. - Class A	2,707	366,798
Voya Financial, Inc.	2,661	220,863
		6,415,814

Electric - 1.3%
Black Hills Corp.	1,068	68,427
IDACORP, Inc. (a)	953	112,902
NRG Energy, Inc.	6,801	691,049
OGE Energy Corp.	2,614	114,911
Ormat Technologies, Inc.	1,463	119,410
Pinnacle West Capital Corp. (a)	2,421	226,848
Portland General Electric Co.	2,003	95,984
		1,429,531

Electrical Components & Equipment - 0.5%
Acuity Brands, Inc.	512	164,193
Generac Holdings, Inc. (b)	957	180,108
Littelfuse, Inc.	375	92,501
Universal Display Corp.	788	129,642
		566,444

Electronics - 2.4%
Allegion PLC	1,974	278,018
Arrow Electronics, Inc. (b)	758	91,081
Atkore, Inc.	533	50,267
Coherent Corp. (b)	1,744	174,679
Jabil, Inc.	2,224	302,086
NEXTracker, Inc. - Class A (b)	7,547	287,994
nVent Electric PLC	3,797	297,343
Sensata Technologies Holding PLC	6,744	216,752
TD Synnex Corp.	1,489	177,176
Trimble, Inc. (b)	4,915	358,648
Vontier Corp.	2,703	106,120
Woodward, Inc.	1,571	283,283
		2,623,447

Engineering & Construction - 2.2%
AECOM	4,287	501,450
Comfort Systems USA, Inc.	979	482,911
EMCOR Group, Inc.	1,080	550,930
Everus Construction Group, Inc. (b)	625	39,787
Exponent, Inc.	784	77,389
Fluor Corp. (b)	4,757	267,010
MasTec, Inc. (b)	2,295	330,618
TopBuild Corp. (b)	573	223,837
		2,473,932

Entertainment - 1.7%
Caesars Entertainment, Inc. (b)	6,782	261,039
Churchill Downs, Inc.	1,996	283,652
International Game Technology PLC	4,120	79,228
Light & Wonder, Inc. (a)(b)	3,142	298,616
Marriott Vacations Worldwide Corp.	642	63,718
TKO Group Holdings, Inc. - Class A (a)(b)	4,997	689,386
Vail Resorts, Inc. (a)	788	141,241
Warner Music Group Corp. - Class A	2,925	95,121
		1,912,001

Environmental Control - 1.0%
Casella Waste Systems, Inc. - Class A (b)	1,301	147,286
Clean Harbors, Inc. (b)	943	245,265
Pentair PLC	3,129	341,030
Tetra Tech, Inc. (a)	7,610	315,891
		1,049,472

Food - 1.8%
Albertsons Cos., Inc. - Class A	10,447	207,373
Flowers Foods, Inc. (a)	4,030	91,158
Ingredion, Inc.	1,253	184,617
Lancaster Colony Corp.	567	105,371
Performance Food Group Co. (b)	3,561	314,223
Pilgrim’s Pride Corp. (a)(b)	4,347	224,349
Post Holdings, Inc. (b)	1,245	149,997
Sprouts Farmers Market, Inc. (b)	1,916	295,984
US Foods Holding Corp. (b)	5,906	412,062
		1,985,134

Food Service - 0.3%
Aramark (a)	7,391	300,740

Forest Products & Paper - 0.0%(c)
Magnera Corp. (b)	496	10,158

Gas - 0.6%
National Fuel Gas Co.	1,106	70,751
New Jersey Resources Corp.	1,109	57,202
NiSource, Inc.	7,250	276,152
ONE Gas, Inc.	896	69,861
Southwest Gas Holdings, Inc.	2,218	173,359
UGI Corp. (a)	2,196	66,693
		714,018

Hand & Machine Tools - 1.1%
Lincoln Electric Holdings, Inc. (a)	1,294	282,713
MSA Safety, Inc.	1,294	224,910

Regal Rexnord Corp.	3,807	657,507
		1,165,130

Healthcare - Products - 3.3%
Avantor, Inc. (b)	11,618	244,675
Bio-Techne Corp.	2,499	188,325
Bruker Corp.	3,509	203,346
DENTSPLY SIRONA, Inc.	7,614	149,615
Glaukos Corp. (b)	968	139,053
Globus Medical, Inc. - Class A (b)	4,623	395,775
Haemonetics Corp. (a)(b)	1,151	100,678
Inspire Medical Systems, Inc. (a)(b)	1,216	234,396
Lantheus Holdings, Inc. (a)(b)	3,891	347,350
Masimo Corp. (a)(b)	939	162,015
Merit Medical Systems, Inc. (a)(b)	1,319	137,044
Natera, Inc. (b)	3,444	577,834
Penumbra, Inc. (a)(b)	2,244	547,805
QIAGEN NV (a)	3,316	144,014
Repligen Corp. (b)	814	122,540
		3,694,465

Healthcare - Services - 2.3%
Acadia Healthcare Co., Inc. (b)	4,874	198,031
Catalent, Inc. (b)	1,820	111,220
Charles River Laboratories International, Inc. (b)	963	191,695
Chemed Corp.	324	185,454
DaVita, Inc. (b)	1,609	267,368
Encompass Health Corp.	2,265	233,159
HealthEquity, Inc. (a)(b)	3,548	360,264
Medpace Holdings, Inc. (b)	877	298,733
Tenet Healthcare Corp. (b)	1,783	254,398
The Ensign Group, Inc.	1,454	212,589
Universal Health Services, Inc. - Class B	1,173	240,465
		2,553,376

Home Builders - 0.6%
Installed Building Products, Inc. (a)	514	117,572
Meritage Homes Corp.	545	104,133
Taylor Morrison Home Corp. (b)	1,564	115,533
Thor Industries, Inc. (a)	700	78,120
Toll Brothers, Inc.	1,751	289,213
		704,571

Home Furnishings - 0.7%
Dolby Laboratories, Inc. - Class A	1,211	94,846
SharkNinja, Inc.	3,690	371,029
Tempur Sealy International, Inc.	3,082	172,530
Whirlpool Corp. (a)	1,507	167,910
		806,315

Household Products & Wares - 0.1%
Reynolds Consumer Products, Inc.	3,837	106,247

Housewares - 0.1%
The Scotts Miracle-Gro Co.	1,088	83,874

Insurance - 4.5%
American Financial Group, Inc.	1,787	262,439
Assurant, Inc.	1,395	316,804
Axis Capital Holdings Ltd.	2,232	207,665

Corebridge Financial, Inc.	8,484	274,627
Equitable Holdings, Inc.	4,841	233,481
Essent Group Ltd.	2,006	115,907
Fidelity National Financial, Inc. (a)	5,166	327,473
First American Financial Corp.	1,658	116,309
Globe Life, Inc.	1,551	172,533
Jackson Financial, Inc. - Class A (a)	763	76,445
Kinsale Capital Group, Inc. (a)	1,073	545,556
Lincoln National Corp.	3,403	120,943
MGIC Investment Corp.	4,309	113,154
Old Republic International Corp.	4,257	165,895
Primerica, Inc.	715	216,466
Reinsurance Group of America, Inc.	1,567	357,903
RLI Corp.	1,180	207,562
Ryan Specialty Holdings, Inc. - Class A	5,662	426,915
Selective Insurance Group, Inc.	1,596	162,936
The Hanover Insurance Group, Inc.	1,858	306,589
Unum Group	3,536	271,918
		4,999,520

Internet - 2.4%
Etsy, Inc. (a)(b)	3,037	166,610
F5, Inc. (b)	1,428	357,500
IAC, Inc. (b)	1,326	62,760
Lyft, Inc. - Class A (b)	10,809	187,644
Maplebear, Inc. (a)(b)	3,325	145,203
Match Group, Inc. (a)(b)	6,122	200,434
Robinhood Markets, Inc. - Class A (b)	27,958	1,049,543
Roku, Inc. - Class A (b)	2,490	171,885
Wayfair, Inc. - Class A (a)(b)	2,042	94,422
Zillow Group, Inc. - Class C (b)	2,941	249,132
		2,685,133

Iron & Steel - 0.5%
ATI, Inc. (b)	3,304	198,802
Cleveland-Cliffs, Inc. (a)(b)	10,465	130,289
Commercial Metals Co.	1,795	110,734
United States Steel Corp.	3,273	133,440
		573,265

Leisure Time - 1.1%
Brunswick Corp. (a)	1,133	91,218
Harley-Davidson, Inc. (a)	2,666	89,657
Norwegian Cruise Line Holdings Ltd. (a)(b)	28,047	754,184
Planet Fitness, Inc. - Class A (b)	2,224	221,399
Polaris, Inc.	1,004	69,276
		1,225,734

Lodging - 1.2%
Boyd Gaming Corp. (a)	2,133	157,522
Choice Hotels International, Inc. (a)	986	149,123
Hilton Grand Vacations, Inc. (b)	2,055	87,111
Hyatt Hotels Corp. - Class A (a)	1,009	159,362
Wyndham Hotels & Resorts, Inc.	1,257	123,412
Wynn Resorts Ltd.	6,581	621,115
		1,297,645

Machinery - Construction & Mining - 0.5%
BWX Technologies, Inc.	1,883	246,390
Oshkosh Corp.	2,454	278,799
		525,189

Machinery - Diversified - 3.0%
AGCO Corp. (a)	1,749	177,016
Applied Industrial Technologies, Inc.	794	218,128
Chart Industries, Inc. (a)(b)	3,273	632,507
CNH Industrial NV - Class A	26,985	338,932
Cognex Corp.	2,362	94,433
Crane Co.	1,054	191,912
Esab Corp.	1,252	161,608
Flowserve Corp.	3,295	201,061
Gates Industrial Corp. PLC (a)(b)	5,109	113,215
Graco, Inc.	3,410	310,583
Nordson Corp.	1,061	276,910
The Middleby Corp. (b)	997	142,960
The Toro Co. (a)	1,668	145,250
Watts Water Technologies, Inc. - Class A	513	110,700
Zurn Elkay Water Solutions Corp.	5,290	210,648
		3,325,863

Media - 1.1%
Endeavor Group Holdings, Inc. - Class A (a)	8,910	270,597
Fox Corp. - Class A (a)	4,339	204,454
Liberty Broadband Corp. - Class C (b)	2,098	178,624
News Corp. - Class A	7,256	212,963
Nexstar Media Group, Inc. (a)	569	97,066
Paramount Global - Class B (a)	7,358	79,834
The New York Times Co. - Class A	3,251	176,399
		1,219,937

Metal Fabricate & Hardware - 0.7%
Advanced Drainage Systems, Inc. (a)	1,254	169,654
Mueller Industries, Inc. (a)	1,492	120,509
RBC Bearings, Inc. (a)(b)	621	208,103
The Timken Co.	1,292	100,065
Valmont Industries, Inc.	368	128,013
		726,344

Mining - 0.2%
Alcoa Corp.	1,832	85,060
Royal Gold, Inc.	1,244	181,947
		267,007

Miscellaneous Manufacturers - 0.9%
A.O. Smith Corp. - Class A	3,122	232,558
Donaldson Co., Inc.	2,227	173,817
Fabrinet (a)(b)	730	171,243
Federal Signal Corp.	1,602	156,051
ITT, Inc.	1,673	261,189
		994,858

Oil & Gas - 3.3%
Antero Resources Corp. (b)	2,936	95,978
APA Corp. (a)	5,124	116,059
Chord Energy Corp.	832	106,097
Civitas Resources, Inc.	1,779	92,294
EQT Corp.	9,304	422,774
Expand Energy Corp. (a)	2,520	249,379
Helmerich & Payne, Inc. (a)	3,327	115,214
HF Sinclair Corp.	2,985	122,176

Magnolia Oil & Gas Corp. - Class A	2,451	67,991
Matador Resources Co.	2,185	131,122
Murphy Oil Corp.	2,264	73,512
Noble Corp. PLC	8,276	276,998
Ovintiv, Inc.	3,543	160,923
PBF Energy, Inc. - Class A	1,791	56,398
Permian Resources Corp. - Class A	21,577	337,896
Range Resources Corp. (a)	2,744	98,070
SM Energy Co. (a)	1,542	69,683
Texas Pacific Land Corp.	410	656,037
Transocean Ltd. (a)(b)	18,148	79,851
Weatherford International PLC	3,791	311,999
		3,640,451

Oil & Gas Services - 1.4%
ChampionX Corp.	4,540	140,513
NOV, Inc.	19,906	318,894
TechnipFMC PLC	28,278	887,081
Tidewater, Inc. (b)	3,733	193,071
		1,539,559

Other Financial Investment Activities - 0.7%
SoFi Technologies, Inc. (a)(b)	48,278	792,242

Packaging & Containers - 1.1%
AptarGroup, Inc.	1,256	217,238
Berry Global Group, Inc. (a)	1,810	130,881
Crown Holdings, Inc.	1,840	169,445
Graphic Packaging Holding Co. (a)	6,201	186,588
Sealed Air Corp.	2,371	86,779
Silgan Holdings, Inc. (a)	1,877	107,984
Smurfit WestRock PLC (a)	3,137	172,598
Sonoco Products Co.	1,662	86,224
		1,157,737

Pharmaceuticals - 1.5%
Alkermes PLC (b)	9,271	269,044
BellRing Brands, Inc. (b)	3,459	271,393
Elanco Animal Health, Inc. (b)	5,408	71,440
Henry Schein, Inc. (b)	2,295	176,830
Jazz Pharmaceuticals PLC (b)	2,468	300,084
Neurocrine Biosciences, Inc. (b)	3,070	389,122
Option Care Health, Inc. (b)	4,141	98,556
Organon & Co.	4,703	74,637
		1,651,106

Pipelines - 0.4%
Antero Midstream Corp.	11,037	176,261
DT Midstream, Inc.	1,783	189,212
New Fortress Energy, Inc. (a)	6,280	67,007
		432,480

Private Equity - 0.3%
The Carlyle Group, Inc.	5,218	277,754

Real Estate - 0.2%
Jones Lang LaSalle, Inc. (b)	846	237,388

Retail - 4.8%
Abercrombie & Fitch Co. - Class A (a)(b)	2,565	383,955

Academy Sports & Outdoors, Inc. (a)	1,241	61,119
Advance Auto Parts, Inc. (a)	2,186	90,391
Asbury Automotive Group, Inc. (b)	327	84,964
AutoNation, Inc. (a)(b)	632	113,058
Bath & Body Works, Inc.	3,913	141,807
Beacon Roofing Supply, Inc. (b)	1,227	138,675
BJ’s Wholesale Club Holdings, Inc. (b)	2,460	236,898
Carvana Co. - Class A (a)(b)	1,499	390,370
Casey’s General Stores, Inc.	610	256,743
Cava Group, Inc. (b)	3,853	542,888
Dick’s Sporting Goods, Inc. (a)	1,116	231,280
Dillard’s, Inc. - Class A (a)	189	83,750
FirstCash Holdings, Inc.	1,122	122,141
Five Below, Inc. (b)	1,349	125,052
Floor & Decor Holdings, Inc. - Class A (a)(b)	1,874	210,282
Freshpet, Inc. (b)	1,595	244,115
Lithia Motors, Inc. (a)	580	224,402
Macy’s, Inc.	8,751	142,116
MSC Industrial Direct Co., Inc. - Class A (a)	1,027	88,199
Murphy USA, Inc.	330	180,774
Penske Automotive Group, Inc. (a)	1,204	200,514
RH (a)(b)	258	99,366
Texas Roadhouse, Inc.	1,470	301,747
The Gap, Inc. (a)	13,391	324,732
The Wendy’s Co. (a)	3,920	71,971
Wingstop, Inc. (a)	795	261,372
		5,352,681

Semiconductors - 1.2%
Allegro MicroSystems, Inc. (a)(b)	4,450	96,699
Amkor Technology, Inc.	3,734	98,727
Cirrus Logic, Inc. (b)	874	91,289
IPG Photonics Corp. (a)(b)	846	66,022
Lattice Semiconductor Corp. (a)(b)	3,124	177,287
MACOM Technology Solutions Holdings, Inc. (b)	1,187	157,657
MKS Instruments, Inc.	719	81,707
Onto Innovation, Inc. (b)	688	112,956
Power Integrations, Inc. (a)	674	44,154
Rambus, Inc. (b)	5,506	318,302
Silicon Laboratories, Inc. (a)(b)	394	43,596
		1,288,396

Shipbuilding - 0.1%
Huntington Ingalls Industries, Inc. (a)	772	152,794

Software - 8.5%
Appfolio, Inc. - Class A (b)	1,482	376,058
Bentley Systems, Inc. - Class B	6,650	329,175
BILL Holdings, Inc. (b)	4,706	424,575
BlackLine, Inc. (b)	2,633	163,272
CCC Intelligent Solutions Holdings, Inc. (b)	11,069	139,469
Concentrix Corp. (a)	1,626	73,089
Confluent, Inc. - Class A (b)	6,964	214,770
Dayforce, Inc. (a)(b)	5,962	476,900
DoubleVerify Holdings, Inc. (b)	4,954	100,715
Dropbox, Inc. - Class A (b)	5,106	141,232
Duolingo, Inc. - Class A (b)	1,623	565,242
Dynatrace, Inc. (a)(b)	17,112	961,523
Elastic NV (b)	3,102	339,545
Five9, Inc. (b)	2,397	98,948
Gitlab, Inc. - Class A (b)	3,233	206,104

Guidewire Software, Inc. (b)	2,806	569,309
Informatica, Inc. - Class A (b)	6,947	184,235
Manhattan Associates, Inc. (b)	1,894	540,623
Nutanix, Inc. - Class A (b)	11,923	778,333
Pegasystems, Inc.	2,841	269,810
Procore Technologies, Inc. (a)(b)	5,244	425,813
Samsara, Inc. - Class A (b)	6,401	342,390
SentinelOne, Inc. - Class A (b)	9,688	270,780
Smartsheet, Inc. - Class A (b)	4,888	273,484
SPS Commerce, Inc. (b)	899	173,570
Teradata Corp. (b)	2,928	90,475
UiPath, Inc. - Class A (b)	21,767	309,309
Unity Software, Inc. (a)(b)	15,599	376,092
Workiva, Inc. - Class A (a)(b)	1,189	115,630
ZoomInfo Technologies, Inc. (a)(b)	9,465	103,547
		9,434,017

Telecommunications - 0.9%
Ciena Corp. (b)	3,384	235,932
Frontier Communications Parent, Inc. (b)	3,410	118,702
GCI Liberty, Inc. Escrow (b)(d)	806	0
Juniper Networks, Inc.	7,178	257,834
Ubiquiti, Inc. (a)	1,183	409,898
		1,022,366

Toys, Games & Hobbies - 0.2%
Hasbro, Inc. (a)	1,220	79,483
Mattel, Inc. (a)(b)	6,471	123,078
		202,561

Transportation - 1.3%
C.H. Robinson Worldwide, Inc.	1,412	149,079
Kirby Corp. (b)	1,306	165,222
Knight-Swift Transportation Holdings, Inc.	2,741	162,706
Landstar System, Inc.	426	79,202
Ryder System, Inc.	666	112,447
Saia, Inc. (a)(b)	690	392,665
XPO, Inc. (b)	2,782	424,005
		1,485,326

Water - 0.2%
Essential Utilities, Inc. (a)	4,217	168,807
TOTAL COMMON STOCKS (Cost $81,064,030)		103,909,607

REAL ESTATE INVESTMENT TRUSTS - 6.0%
AGNC Investment Corp. (a)	34,199	330,362
Agree Realty Corp. (a)	2,741	210,509
American Homes 4 Rent - Class A (a)	7,277	278,636
Americold Realty Trust, Inc.	3,003	71,652
Annaly Capital Management, Inc.	14,242	283,843
Brixmor Property Group, Inc.	5,097	153,267
BXP, Inc. (a)	2,906	238,263
Camden Property Trust	1,778	223,672
CubeSmart (a)	4,737	234,766
EastGroup Properties, Inc.	1,221	210,268
Equity LifeStyle Properties, Inc.	3,695	263,564
Federal Realty Investment Trust	1,392	162,377
First Industrial Realty Trust, Inc.	2,817	150,569
Gaming and Leisure Properties, Inc. (a)	5,492	283,442
Healthcare Realty Trust, Inc. (a)	5,386	98,672

Independence Realty Trust, Inc. (a)	6,052	132,176
Kilroy Realty Corp. (a)	2,103	87,338
Kimco Realty Corp.	25,690	656,893
Kite Realty Group Trust	8,739	240,934
Lamar Advertising Co. - Class A (a)	1,615	216,442
NNN REIT, Inc. (a)	3,601	158,372
Omega Healthcare Investors, Inc. (a)	4,788	194,441
Rayonier, Inc.	3,545	112,979
Regency Centers Corp.	3,437	259,803
Rexford Industrial Realty, Inc.	6,420	270,154
Rithm Capital Corp.	19,953	224,471
Ryman Hospitality Properties, Inc. (a)	1,843	216,073
STAG Industrial, Inc. - Class A (a)	3,563	131,083
Starwood Property Trust, Inc.	8,840	180,071
Terreno Realty Corp.	2,072	125,625
Vornado Realty Trust (a)	4,024	173,233
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,756,131)		6,573,950

SHORT-TERM INVESTMENTS - 26.0%
Investments Purchased with Proceeds from Securities Lending - 25.9%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (e)	28,686,705	28,686,705

Money Market Funds - 0.1%	Shares
First American Government Obligations Fund - Class X, 4.56% (e)	71,487	71,487
TOTAL SHORT-TERM INVESTMENTS (Cost $28,758,192)		28,758,192

TOTAL INVESTMENTS - 125.9% (Cost $115,578,353)		139,241,749
Liabilities in Excess of Other Assets - (25.9)%		(28,610,562)
TOTAL NET ASSETS - 100.0%		$110,631,187

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap

PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of November 30, 2024. The total market value of these securities was $28,075,873 which represented 25.4% of net assets.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of November 30, 2024.
(e)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

SoFi Next 500 ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

SoFi Next 500 ETF

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$103,909,607	$—	$—	(a)(b)	$103,909,607
Real Estate Investment Trusts	6,573,950	—	—		6,573,950
Investments Purchased with Proceeds from Securities Lending(c)	—	—	—		28,686,705
Money Market Funds	71,487	—	—		71,487
Total Investments	$110,555,044	$—	$—	(a)(b)	$139,241,749

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.
(b)	The level 3 securities (Common Stocks) are fair valued at $0 due to a halt in trading as a result of a merger.
(c)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $28,686,705 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Refer to the Schedule of Investments for industry classifications.

Common Stocks
Balance as of February 29, 2024	$—	(b)
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Corporate actions	—
Balance as of November 30, 2024	$0

Change in unrealized appreciate/depreciation during the period for Level 3 investments held at November 30, 2024:	$—